KAYDON CORPORATION
315 East Eisenhower Parkway, Suite 300
Ann Arbor, Michigan 48108

January 18, 2005

VIA EDGAR AND FAX
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Lesli Sheppard, Esq.

Re:	Kaydon Corporation Registration Statement on Form S-3 Registration No. 333-121906

Dear Ms. Sheppard:

     We refer to the Registration Statement on Form S-3 (Registration Statement No. 333-121906) of Kaydon Corporation, a Delaware corporation (the “Company”), filed with the Securities and Exchange Commission on January 7, 2005, as amended.

     The Company hereby requests acceleration of the effectiveness date of the Registration Statement so that it may become effective at 5:00 p.m. on Tuesday, January 18, 2005, or as soon thereafter as practicable.

     If you have any questions regarding the foregoing, please call Brendan J. Cahill of Dykema Gossett PLLC at (248) 203-0721 or Paul Rentenbach at (313) 568-6973.

Sincerely,

KAYDON CORPORATION

/S/ PETER C. DeCHANTS

Peter C. DeChants
Vice President